OTHER LIABILITIES - Disclosure of detailed information about lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Lease liabilities [abstract]
Lease liabilities	$ 3,705	$ 0
Lease additions	2,220
Lease payments	(897)
Interest expense on lease liabilities	163
Current portion included in accounts payable and accrued liabilities	(1,088)
Long-term portion	2,617	0
IFRS 16 transition [Member]
Lease liabilities [abstract]
Lease liabilities	$ 2,219
Current portion included in accounts payable and accrued liabilities		$ 2,220